CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net loss	¥ (395,165)	$ (56,763)	¥ (926,950)	¥ (918,714)
Other comprehensive (loss)/income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	23,608	3,391	127,586	(8,759)
Total comprehensive loss	(371,557)	(53,372)	(799,364)	(927,473)
Less: comprehensive (loss)/income attributable to noncontrolling interest	(348)	(50)	72	(136)
Comprehensive loss attributable to Sunlands Technology Group	¥ (371,209)	$ (53,322)	¥ (799,436)	¥ (927,337)